Trade Accounts Receivable - Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Balance	$ 2,330	$ 2,003
Current period provision for expected losses	1,007	1,681
Write-offs charged against the provision	(1,456)	(1,418)
Effect of movements in foreign exchange	(21)	64
Balance	$ 1,860	$ 2,330